EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 1, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2010, as supplemented, of EQ Advisors Trust (“Trust”) regarding certain Trust Portfolios. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about: (1) changes to each Portfolio’s distribution arrangements; (2) a change to the contractual fee certain Portfolios pay AXA Equitable for administrative services to the Portfolios; (3) changes to the Portfolio Managers for certain Portfolios of the Trust; and (4) changes to the investment strategies for certain Portfolios of the Trust.

Information About the Distribution Arrangements for each Portfolio of the Trust

Effective August 1, 2010, the second paragraph in the “Fund Distribution Arrangements” section of the Prospectus is deleted and replaced with the following:

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the Portfolios. The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is 0.25% of the average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

Information About the Administrative Services Fees of the

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Equity Growth PLUS Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Global Bond PLUS Portfolio

EQ/Global Multi-Sector Equity Portfolio

EQ/International Core PLUS Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Mutual Large Cap Equity Portfolio

EQ/Quality Bond PLUS Portfolio

EQ/Templeton Global Equity Portfolio

Effective August 1, 2010, the last paragraph in the “More Information on Fees and Expenses – Management Fees” section of the Prospectus is deleted and replaced with the following:

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios and certain other excluded Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, the Strategic Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio and the PLUS Portfolios. The EQ/Franklin Core Balanced Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio and each PLUS Portfolio pays AXA Equitable an annual fee of $32,500 plus its proportionate share of an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.15% of the first $20 billion of the Portfolios’ aggregate average daily net assets, 0.125% of the next $5 billion of the Portfolios’ aggregate average daily net assets, and 0.10% on the Portfolios’ aggregate average daily net assets thereafter, and an additional $32,500 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

In addition, effective on August 1, 2010, the second to last paragraph of the section of the Prospectus entitled “Management of the Trust – The Advisers” is deleted in its entirety.

Information Regarding

EQ/AllianceBernstein International Portfolio

Effective August 1, 2010, the following information is added to the “Investments, Risks, and Performance – Principal Investment Strategy” section of the Prospectus.

The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies, to attempt to reduce the risks of adverse changes in currency values or to attempt to increase the Portfolio’s returns. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year.

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As a result of this addition to the Portfolio’s investment strategy, effective August 1, 2010, the following risk disclosure is added to the “Investments, Risks, and Performance – Principal Risks” section of the Prospectus.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Derivatives also may be subject to a number or risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk and also involve the risk of mispricing or improper valuation.

Leveraging Risk: When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

Information Regarding

EQ/Van Kampen Comstock Portfolio

Effective June 25, 2010, information in the “Who Manages the Portfolio – Adviser – Portfolio Managers” section of the Prospectus is supplemented to include the following:

Name	Title	Date Began Managing the Portfolio
Matthew Seinsheimer	Portfolio Manager of Invesco	June 2010

Information contained in the “Management of the Trust – The Advisers – Invesco Advisers, Inc.” section of the Prospectus is revised to include Matthew Seinsheimer as a member of the team responsible for managing the Portfolio and the following information regarding Matthew Seinsheimer is added:

Matthew Seinsheimer, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates in an investment management capacity since 1998.

Information Regarding

EQ/Global Bond PLUS Portfolio

Effective June 28, 2010, information regarding Curtis Arledge and Matthew Marra in the “Who Manages the Portfolio – Adviser: BlackRock Investment Management, LLC - Portfolio Managers” section of the Prospectus is deleted and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Lee Sterne	Portfolio Manager	June 2010
Scott Radell	Portfolio Manager	June 2010

Information Regarding

EQ/Franklin Core Balanced Portfolio

Effective June 3, 2010, information regarding Alex Peters, CFA and Matt Quinlan in the “Who Manages the Portfolio – Adviser: Franklin Advisers, Inc. – Portfolio Managers” section of the Prospectus is deleted.

Effective June 28, 2010, information regarding Curtis Arledge and Matthew Marra in the “Who Manages the Portfolio – Adviser: BlackRock Investment Management, LLC - Portfolio Managers” section of the Prospectus is deleted and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Lee Sterne	Portfolio Manager	June 2010
Scott Radell	Portfolio Manager	June 2010

Additional Information Regarding

EQ/Franklin Core Balanced Portfolio and EQ/Global Bond PLUS Portfolio

In addition, effective June 28, 2010, with respect to EQ/Global Bond PLUS Portfolio and EQ/Franklin Core Balanced Portfolio, information in the “Management of the Trust – The Advisers – BlackRock Investment Management, LLC” section of the Prospectus relating to Curtis Arledge and Matthew Marra is deleted and replaced with the following information:

The Index Allocated Portion of the EQ/Franklin Core Balanced Portfolio tracking the Aggregate Bond Index is managed by Lee Sterne and Scott Radell. Messrs Sterne and Radell also have joint and primary responsibility for managing the Index Allocated Portion of the EQ/Global Bond PLUS Portfolio.

Lee Sterne has been employed by BlackRock Investment Management LLC and BlackRock Financial Advisers (formerly, Barclays Global Fund Advisors) and its predecessors as a senior portfolio manager since 2004.

Scott Radell has been employed as a portfolio manager with BlackRock Investment Management LLC and BlackRock Financial Advisers (formerly, Barclays Global Fund Advisors) and its predecessors since 2009. Mr. Radell served as a portfolio manager at Barclays Global Fund Advisors and its affiliates since 2004.

Information Regarding

EQ/Quality Bond PLUS Portfolio

Effective August 1, 2010, the following information is added at the end of the “Investments, Risks, and Performance – Principal Investment Strategy” section of the Prospectus:

Effective October 1, 2010, AXA Equitable Life Insurance Company (the “Manager”) may reallocate the assets of the Index Allocated Portion to invest in one or more other portfolios also managed by the Manager (the “Underlying Portfolios”). The Underlying Portfolios are fixed-income securities portfolios that (i) seek to track a fixed-income securities benchmark index (before deduction of fees and expenses) or (ii) invest in securities included in a fixed-income securities benchmark index and use futures and options contracts to adjust the Underlying Portfolio’s overall duration to seek to hedge the risk of investing in a portfolio of debt securities during periods when interest rates may increase. At that time, should the Manager reallocate the assets of the Index Allocated Portion to Underlying Portfolios, that portion of the Portfolio will no longer be referred to as the Index Allocated Portion.

As a result of this addition to the Portfolio’s investment strategy, the following risk disclosure is added to the “Investments, Risks, and Performance-Principal Risks” section of the Prospectus, effective August 1, 2010:

Derivatives Risk: A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives also may be subject to a number of risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk and also involve the risk of mispricing or improper valuation.

Leveraging Risk: When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests in collateral from securities loans or borrows money.

Risks of Investing in Other Investment Companies: A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Affiliated Portfolio Risk: In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Effective June 1, 2010, Mike Brunell replaces Elya Schwartzman as a portfolio manager of the Portfolio. Information in the section of the Prospectus “Who Manages the Portfolio – Adviser” is replaced with the following information with respect to SSgA Funds Management, Inc. (“SSgA FM”):

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
John Kirby	Principal of SSgA FM	December 2008
Michael Brunell	Principal of SSgA FM	June 2010

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Effective June 1, 2010, information in the “Management of the Trust – The Advisers – SSgA Funds Management, Inc.” section of the Prospectus relating to the EQ/Quality Bond PLUS Portfolio is revised to reflect the following information. Information with respect to Elya Schwartzman is deleted. In addition, the last sentence of the fifth paragraph under this heading is deleted in its entirety and replaced with the following:

John Kirby and Michael Brunell have joint and primary responsibility for the day-to-day management of the Index Allocated Portion of the EQ/Quality Bond PLUS Portfolio.

Information Regarding All Portfolios

The following is added to the section entitled “More Information on Strategies, Risks and Benchmarks – Strategies – Additional Strategies”:

Cash Management. Each Portfolio may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies, as discussed in “Additional Strategies – Securities of Other Investment Companies.”